Income Tax Expense and Deferred Taxes - Summary of Temporary Difference (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 58,144	$ 50,295
Deferred tax liabilities	607,270	493,796
Expense (recovery) on the income statement	(19,849)	9,039
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	592,062	482,530
Expense (recovery) on the income statement	(33,466)	11,200
Loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31,457	15,436
Expense (recovery) on the income statement	(4,641)	(1,603)
Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,690	20,864
Expense (recovery) on the income statement	(80)	(3,496)
Investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expense (recovery) on the income statement		5,665
Other items [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,997	13,995
Deferred tax liabilities	15,208	11,266
Expense (recovery) on the income statement	$ 18,338	$ (2,727)